REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
REVENUE
REVENUE
2.	REVENUE

The Company recognizes revenue under both ASC Topic 606 Revenue from Contracts with Customers (“Topic 606”) and ASC Topic 944 Financial Services—Insurance (“Topic 944”).

Topic 606 Revenue from Contracts

The Company records revenue and expenses under Topic 606 as follows:

Contract Balances —The following tables provide information about contract costs, contract assets, and contract liabilities from contracts with customers, current and long-term:

	September 30, 2021	December 31, 2020
Contract costs – incremental costs to obtain	$3,724,226	$2,748,585
Contract assets – contingent commission	45,016,883	54,540,886
Contract liabilities	43,765,039	39,207,920

Significant changes in contract liabilities are as follows:

	September 30, 2021
	Current	Long Term	Total
Balance—Beginning of year	$19,541,253	$19,666,667	$39,207,920
Membership & other revenue recognized during the period	(38,320,389)	—	(38,320,389)
Membership & other revenue deferred during the period	42,877,508	—	42,877,508
Balance—September 30	$24,098,372	$19,666,667	$43,765,039

	September 30, 2020
	Current	Long term	Total
Balance—Beginning of year	$17,264,876	$—	$17,264,876
Membership & other revenue recognized during the period	(31,777,921)	—	(31,777,921)
Membership & other revenue deferred during the period	35,796,808	—	35,796,808
Balance—September 30	$21,283,763	$—	$21,283,763

Disaggregation of Revenue —The following tables present revenue by distribution channel as well as a reconciliation to total revenue for the nine months ended:

	Nine Months Ended September 30, 2021
	Agent	Direct	Total
Commission and fee revenue	$90,449,210	$78,796,925	$169,246,135
Contingent commission	23,265,004	21,492,906	44,757,910
Membership revenue	—	29,965,277	29,965,277
Other revenue	—	8,355,112	8,355,112
Total revenue from customer contracts	$113,714,214	$138,610,220	$252,324,434
Insurance revenue recognized under Topic 944			212,370,450
Total revenue			$464,694,884

	Nine Months Ended September 30, 2020
	Agent	Direct	Total
Commission and fee revenue	$78,059,419	$65,832,433	$143,891,852
Contingent commission	22,891,446	19,163,687	42,055,133
Membership revenue	—	26,859,607	26,859,607
Other revenue	—	4,918,314	4,918,314
Total revenue from customer contracts	$100,950,865	$116,774,041	$217,724,906
Insurance revenue recognized under Topic 944			160,376,852
Total revenue			$378,101,758

The following tables present revenue by geography where the business was sold as well as a reconciliation to total revenue for the nine months ended:

	Nine Months Ended September 30, 2021
	US	Canada	Europe	Total
Commission and fee revenue	$152,133,997	$13,982,592	$3,129,546	$169,246,135
Contingent commission	45,002,809	(354,928)	110,029	44,757,910
Membership revenue	27,842,898	2,122,379	—	29,965,277
Other revenue	7,121,085	172,271	1,061,756	8,355,112
Total revenue from customer contracts	$232,100,789	$15,922,314	$4,301,331	$252,324,434
Insurance revenue recognized under Topic 944				212,370,450
Total revenue				$464,694,884

	Nine Months Ended September 30, 2020
	US	Canada	Europe	Total
Commission and fee revenue	$130,380,682	$11,102,758	$2,408,412	$143,891,852
Contingent commission	40,163,107	1,511,769	380,257	42,055,133
Membership revenue	25,152,874	1,706,733	—	26,859,607
Other revenue	3,931,779	118,079	868,456	4,918,314
Total revenue from customer contracts	$199,628,442	$14,439,339	$3,657,125	$217,724,906
Insurance revenue recognized under Topic 944				160,376,852
Total revenue				$378,101,758

Topic 944 Financial Services-Insurance

Earned Premium —Reinsurance premium assumed is recognized under Topic 944 as revenue on a pro rata basis over the period of the exposure in the underlying reinsurance treaty with the unearned portion deferred in the balance sheets. Total premiums assumed and the change in unearned premiums are as follows:

	Nine Months Ended
	September 30, 2021	September 30, 2020
Underwriting income:
Premiums assumed	$284,598,379	$200,915,301
Reinsurance premiums ceded	(8,464,693)	(3,185,509)
Net premiums assumed	276,133,686	197,729,792
Change in unearned premiums	(67,041,288)	(37,282,476)
Change in deferred reinsurance premiums	3,278,052	(70,464)
Net premiums earned	$212,370,450	$160,376,852

2.	REVENUE